Strategic Alliances (Details) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended			20 Months Ended	36 Months Ended
	Oct. 12, 2017	May 31, 2016	Jan. 31, 2015	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Mar. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Initial upfront payment	$ 6,000,000
Milestone revenue recognized					$ 0
Grant repayment						$ 0	$ 0	$ 25,889,000
Ownership percentage					4.00%	4.00%			4.00%	4.00%
Vifor Fresenius Medical Care Pharma Ltd
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized									$ 0
Vifor Fresenius Medical Care Pharma Ltd | Development and License Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from license fees received		$ 50,000,000
Vifor Fresenius Medical Care Pharma Ltd | Exclusive Option
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payments, maximum		555,000,000
Vifor Fresenius Medical Care Pharma Ltd | Regulatory Milestones
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payments, maximum		37,000,000
Vifor Fresenius Medical Care Pharma Ltd | Launch and Sales-based Milestones
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payments, maximum		$ 195,000,000
TESARO
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payments, maximum				$ 85,000,000.0
Milestone payment ranges				30,000,000
Upfront payment under license agreements				$ 6,000,000
Maximum period to receive royalties				12 years
TESARO | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized						$ 10,000,000	$ 0	$ 15,000,000
Pfizer | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone revenue recognized										$ 0
Milestone payments, maximum			$ 275,000,000
Non-refundable upfront payment			295,000,000			295,000,000
Additional milestone payment to be received			275,000,000
Deferred revenue					$ 143,100,000	143,100,000			143,100,000	143,100,000
RXi Pharmaceuticals Corporation
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payments											$ 50,000,000
Accrued Expenses | Pfizer | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue					54,300,000	54,300,000			54,300,000	54,300,000
Other Long-term Liabilities | Pfizer | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue					$ 88,800,000	$ 88,800,000			$ 88,800,000	$ 88,800,000
Minimum | Pfizer | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment ranges			20,000,000
Maximum | Pfizer | Collaborative Arrangement, Product
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment ranges			$ 90,000,000
Pharmsynthez
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage					9.00%	9.00%			9.00%	9.00%
Phase Two Initiation
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional milestone payments	6,000,000
Regulatory And Development
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional milestone payments	31,000,000
Sales Revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional milestone payments	$ 75,000,000